Eaton Vance
Worldwide Health Sciences Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.2%
Security	Shares	Value
Biotechnology — 11.7%
AbbVie, Inc.	316,555	$ 45,074,266
argenx SE ADR(1)	22,042	9,932,346
CSL, Ltd.	101,354	17,585,596
Neurocrine Biosciences, Inc.(1)	134,756	15,711,202
Vertex Pharmaceuticals, Inc.(1)	66,314	23,528,870
		$111,832,280
Health Care Distributors — 2.8%
Amplifon SpA	246,194	$ 7,652,232
McKesson Corp.	40,237	18,933,923
		$ 26,586,155
Health Care Equipment — 13.5%
Boston Scientific Corp.(1)	540,877	$ 30,229,615
Envista Holdings Corp.(1)	206,075	4,675,842
Intuitive Surgical, Inc.(1)	105,039	32,650,323
Straumann Holding AG	48,874	6,721,503
Stryker Corp.	98,107	29,072,047
Teleflex, Inc.	36,499	8,237,459
Zimmer Biomet Holdings, Inc.	147,545	17,160,959
		$128,747,748
Health Care Services — 0.6%
Agiliti, Inc.(1)	702,673	$ 5,663,545
		$ 5,663,545
Health Care Supplies — 5.4%
Alcon, Inc.	254,690	$ 19,211,179
Align Technology, Inc.(1)	24,197	5,173,319
Asahi Intecc Co., Ltd.	255,800	4,962,707
Cooper Cos., Inc. (The)	43,957	14,809,992
Neogen Corp.(1)	420,833	7,141,536
		$ 51,298,733
Health Care Technology — 0.3%
JMDC, Inc.	83,700	$ 2,434,730
		$ 2,434,730
Life Sciences Tools & Services — 10.2%
Danaher Corp.	161,116	$ 35,978,814
Lonza Group AG	22,692	8,784,545
Security	Shares	Value
Life Sciences Tools & Services (continued)
Sartorius AG, PFC Shares	21,871	$ 7,057,874
Thermo Fisher Scientific, Inc.	92,204	45,711,055
		$ 97,532,288
Managed Health Care — 12.6%
Centene Corp.(1)	164,203	$ 12,098,477
Humana, Inc.	48,905	23,712,078
UnitedHealth Group, Inc.	152,035	84,070,794
		$119,881,349
Metal, Glass & Plastic Containers — 0.6%
AptarGroup, Inc.	44,675	$ 5,668,811
		$ 5,668,811
Pharmaceuticals — 40.5%
AstraZeneca PLC	352,194	$ 45,329,589
Bristol-Myers Squibb Co.	463,442	22,884,766
Eli Lilly & Co.	134,793	79,668,055
Johnson & Johnson	225,695	34,905,989
Merck & Co., Inc.	204,188	20,925,186
Novo Nordisk A/S, Class B	572,793	58,519,176
Pfizer, Inc.	359,209	10,945,098
Roche Holding AG PC	142,037	38,210,934
Royalty Pharma PLC, Class A	320,270	8,669,709
Sanofi S.A.	345,484	32,221,541
Zoetis, Inc.	188,079	33,227,917
		$385,507,960
Total Common Stocks (identified cost $577,031,530)		$935,153,599

Convertible Preferred Stocks — 0.0%(2)
Security	Shares	Value
Biotechnology — 0.0%(2)
Caris Life Sciences, Inc., Series D(1)(3)(4)	370,370	$ 455,555
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 455,555

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 1.5%
Security	Shares	Value
Equity Funds — 1.5%
SPDR S&P Biotech ETF(5)	194,177	$ 14,664,247
Total Exchange-Traded Funds (identified cost $13,774,141)		$ 14,664,247

Short-Term Investments — 1.3%
Affiliated Fund — 0.0%(2)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.26%(6)	1,194	$ 1,194
Total Affiliated Fund (identified cost $1,194)		$ 1,194

Securities Lending Collateral — 1.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(7)	12,278,792	$ 12,278,792
Total Securities Lending Collateral (identified cost $12,278,792)		$ 12,278,792
Total Short-Term Investments (identified cost $12,279,986)		$ 12,279,986
Total Investments — 101.0% (identified cost $606,085,657)		$962,553,387
Other Assets, Less Liabilities — (1.0)%		$ (9,943,901)
Net Assets — 100.0%		$952,609,486
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security.
(5)	All or a portion of this security was on loan at November 30, 2023. The aggregate market value of securities on loan at November 30, 2023 was $12,282,044 and the total market value of the collateral received by the Fund was $12,278,792, comprised of cash.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	71.4%	$680,595,479
Switzerland	7.7	72,928,161
Denmark	6.1	58,519,176
United Kingdom	5.7	53,999,298
France	3.4	32,221,541
Australia	1.9	17,585,596
Netherlands	1.0	9,932,346
Italy	0.8	7,652,232
Japan	0.8	7,397,437
Germany	0.7	7,057,874
Exchange-Traded Funds	1.5	14,664,247
Total Investments	101.0%	$962,553,387
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2023.
Restricted Securities
At November 30, 2023, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21, 9/23/21	370,370	$3,000,000	$455,555
Total Restricted Securities			$3,000,000	$455,555
Affiliated Investments
At November 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,194, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,890,453	$16,235,517	$(21,124,776)	$ —	$ —	$1,194	$29,682	1,194
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$ 94,246,684	$ 17,585,596	$ —	$111,832,280
Health Care Distributors	18,933,923	7,652,232	—	26,586,155
Health Care Equipment	122,026,245	6,721,503	—	128,747,748
Health Care Services	5,663,545	—	—	5,663,545
Health Care Supplies	27,124,847	24,173,886	—	51,298,733
Health Care Technology	—	2,434,730	—	2,434,730

Eaton Vance
Worldwide Health Sciences Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Life Sciences Tools & Services	$ 81,689,869	$ 15,842,419	$ —	$ 97,532,288
Managed Health Care	119,881,349	—	—	119,881,349
Metal, Glass & Plastic Containers	5,668,811	—	—	5,668,811
Pharmaceuticals	211,226,720	174,281,240	—	385,507,960
Total Common Stocks	$686,461,993	$248,691,606**	$ —	$935,153,599
Convertible Preferred Stocks	$ —	$ —	$455,555	$ 455,555
Exchange-Traded Funds	14,664,247	—	—	14,664,247
Short-Term Investments:
Affiliated Fund	1,194	—	—	1,194
Securities Lending Collateral	12,278,792	—	—	12,278,792
Total Investments	$713,406,226	$248,691,606	$455,555	$962,553,387
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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